Income Taxes - Income Tax Provision (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Federal	$ 0	$ (14)	$ (14)
State	0	5	(5)
Current Income Taxes	0	(9)	(19)
Deferred
Federal	3	13	(147)
State	(13)	(2)	(24)
Deferred Income Taxes	(10)	11	(171)
Total	$ (10)	$ 2	$ (190)